Discontinued Operations (Details) (Global Special Risks [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Global Special Risks [Member]
Discontinued Operations (Additional Textual) [Abstract]
Gain net of tax	$ 2